21. Unaudited & Restated Quarterly Financial Information (Details - Restatement) (USD $)	3 Months Ended				12 Months Ended		6 Months Ended	9 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Sep. 30, 2014
Cash in trading accounts	$ 20,987,152				$ 20,987,152	$ 10,484,448
Total current assets	26,619,203				26,619,203	15,629,602
Total assets	31,770,337				31,770,337	17,561,606
Common equity	(193,624)				(193,624)	1,302,994
Total members' equity	2,698,125				2,698,125	4,748,383
Total liabilities and members' equity	31,770,337				31,770,337	17,561,606
Wholesale trading revenue, net	5,871,307	1,414,252	4,304,660	27,021,725	38,611,944	25,305,723
Total revenues	8,972,963	4,402,712	6,531,494	29,934,251	49,841,420	32,785,498
Operating income (loss)	(1,237,548)	(4,638,278)	3,566	12,312,038	6,439,778	3,609,541
Income (loss) before income taxes	(2,081,401)	(5,270,693)	(725,513)	11,856,791	3,779,184	2,140,139
Net income (loss)	(2,081,401)	(5,270,693)	(725,513)	11,856,791	3,779,184	2,131,316
Net income (loss) attributable to common	(2,218,669)	(5,407,961)	(862,781)	11,719,523	3,230,112	1,582,280
Comprehensive income (loss)	(3,067,455)	(4,872,127)	(590,223)	11,755,349	3,225,544	2,374,426
Net income	(2,081,401)	(5,270,693)	(725,513)	11,856,791	3,779,184	2,131,316
Dollar Change [Member]
Cash in trading accounts		3,325,145	2,461,861				2,461,861	3,325,145
Total current assets		3,325,145	2,461,861				2,461,861	3,325,145
Total assets		3,325,145	2,461,861				2,461,861	3,325,145
Common equity		3,325,145	2,461,861				2,461,861	3,325,145
Total members' equity		3,325,145	2,461,861				2,461,861	3,325,145
Total liabilities and members' equity		3,325,145	2,461,861				2,461,861	3,325,145
Wholesale trading revenue, net		863,284	2,461,861				2,461,861	3,325,145
Total revenues		863,284	2,461,861				2,461,861	3,325,145
Operating income (loss)		863,284	2,461,861				2,461,861	3,325,145
Income (loss) before income taxes		863,284	2,461,861				2,461,861	3,325,145
Net income (loss)		863,284	2,461,861				2,461,861	3,325,145
Net income (loss) attributable to common		863,284	2,461,861				2,461,861	3,325,145
Comprehensive income (loss)		863,284	2,461,861				2,461,861	3,325,145
Net income		863,284	2,461,861				2,461,861	3,325,145
Increase (decrease) in trading accounts and deposits							2,461,861	3,325,145
As Restated [Member]
Cash in trading accounts		19,838,518	20,001,517				20,001,517	19,838,518
Total current assets		25,837,344	26,592,504				26,592,504	25,837,344
Total assets		30,713,291	31,149,568				31,149,568	30,713,291
Common equity		3,125,045	9,086,656				9,086,656	3,125,045
Total members' equity		7,002,848	12,565,893				12,565,893	7,002,848
Total liabilities and members' equity		30,713,291	31,149,568				31,149,568	30,713,291
Wholesale trading revenue, net		1,414,252	4,304,660				31,326,385	32,740,637
Total revenues		4,402,712	6,531,494				36,452,933	40,855,645
Operating income (loss)		(4,638,278)	3,566				12,315,602	7,677,324
Income (loss) before income taxes		(5,270,693)	(725,513)				11,131,278	5,860,585
Net income (loss)		(5,270,693)	(725,513)				11,131,278	5,860,585
Net income (loss) attributable to common		(5,407,961)	(862,781)				10,856,742	5,448,781
Comprehensive income (loss)		(4,872,127)	(590,223)				11,165,126	6,292,999
Net income		(5,270,693)	(725,513)				11,131,278	5,860,585
Increase (decrease) in trading accounts and deposits							(4,644,695)	(2,434,389)
Scenario, Previously Reported [Member]
Cash in trading accounts		16,513,373	17,539,656				17,539,656	16,513,373
Total current assets		22,512,199	24,130,643				24,130,643	22,512,199
Total assets		27,388,146	28,687,707				28,687,707	27,388,146
Common equity		(200,100)	6,624,795				6,624,795	(200,100)
Total members' equity		3,677,703	10,104,032				10,104,032	3,677,703
Total liabilities and members' equity		27,388,146	28,687,707				28,687,707	27,388,146
Wholesale trading revenue, net		550,968	1,842,799				28,864,524	29,415,492
Total revenues		3,539,428	4,069,633				33,991,072	37,530,500
Operating income (loss)		(5,501,562)	(2,458,295)				9,853,741	4,352,179
Income (loss) before income taxes		(6,133,977)	(3,187,374)				8,669,417	2,535,440
Net income (loss)		(6,133,977)	(3,187,374)				8,669,417	2,535,440
Net income (loss) attributable to common		(6,271,245)	(3,324,642)				8,394,881	2,123,636
Comprehensive income (loss)		(5,735,411)	(3,052,084)				8,703,265	2,967,854
Net income		(6,133,977)	(3,187,374)				8,669,417	2,535,440
Increase (decrease) in trading accounts and deposits							$ (7,106,556)	$ (5,759,534)